Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	$ 1,818,250	$ 1,418,925
Issued during the year	236,636	398,811
Extinguished during the year		(99,527)
Discount	(51,410)	(111,012)
Accretion	78,295	59,822
Interest expense
Effects of currency translation	(141,652)	151,231
Balance ending	1,940,119	1,818,250
3% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	288,558
Issued during the year	236,636	341,740
Extinguished during the year
Discount		(92,774)
Accretion	34,970	19,596
Interest expense
Effects of currency translation	(31,315)	19,996
Balance ending	528,849	288,558
3.5% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	43,313
Issued during the year		57,071
Extinguished during the year
Discount		(18,238)
Accretion	3,214	1,478
Interest expense
Effects of currency translation	(3,256)	3,002
Balance ending	43,271	43,313
8.5% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	1,030,167	1,011,123
Issued during the year
Extinguished during the year		(99,527)
Discount	(51,410)
Accretion	30,018	29,204
Interest expense
Effects of currency translation	(73,694)	89,367
Balance ending	935,081	1,030,167
8% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	456,212	407,802
Issued during the year
Extinguished during the year
Discount
Accretion	10,093	9,544
Interest expense
Effects of currency translation	(33,387)	38,866
Balance ending	$ 432,918	$ 456,212